UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22457

Persimmon Growth Partners Fund, L.P.

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, L.P.

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PERSIMMON GROWTH PARTNERS FUND, L.P.

Schedule of Investments (Unaudited)
December 31, 2012

					First
	First			% of	Available
Investment Funds by Strategy	Investment			Net	Redemption	Redemption
(domiciled in the United States)	Date	Cost	Fair Value	Assets	Date	Provisions

Long/Short Equity:
Libra Fund Trust	12/31/2012	366,589	366,589	100.00	N/A	As liquidity permits

Total Long/Short Equity		366,589	366,589	100.00

Total Investments in Investment Funds		$366,589	$366,589	100.00%

Fair Value Measurements and Investment Transactions

The accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a fair value hierarchy and specify that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – unadjusted quoted prices for identical assets or liabilities in active markets that the registrant has the ability to access at the measurement date.

Level 2 – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the registrant.

Level 3 – inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The registrant’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 3 assets and liabilities require greater judgment than Level 1 or Level 2 assets and liabilities.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the registrant had the ability at the statement of assets and liabilities date to redeem within three months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption for a period of time (a “gate”), or a “lock-in period” upon initial subscription, within which period the registrant may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of three months is remaining at the statement of assets and liabilities date, or if the registrant may not redeem its holding in the Investment Fund within three months or less, the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Investments in Investment Funds:
Long/Short Equity	-	-	366,589	366,589

	$-	$-	$366,589	$366,589

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2012 to December 31, 2012, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in
	Investment Funds			Securities
	Event	Long/Short	Special	Common
	Driven	Equity	Situations	Stock	Total

Balance as of April 1, 2012	$2,313,714	$8,540,954	$245,547	$7,219	$11,107,434
Net realized gain (loss) on investments
in Investment Funds	1,742,439	2,194,392	(1,536,177)	(27,507)	2,373,147
Net change in unrealized
appreciation on investments	(1,607,036)	(2,436,905)	1,358,162	22,454	(2,663,325)
Purchases	805,931	410,260	5,892	-	1,222,083
Redemptions	(3,255,048)	(8,342,112)	(73,424)	(2,166)	(11,672,750)
Balance as of December 31, 2012	$0	$366,589	$0	$0	$366,589

There was no change in unrealized appreciation for the period from April 1, 2012 to December 31, 2012, for Level 3 investments held by the registrant as of December 31, 2012.

Income taxes:

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the registrant on Schedule K-1 of the Investment Funds. As of December 31, 2012, the registrant has not yet received information to determine the current tax cost of the Investment Funds. Based on the amounts reported to the registrant on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and December 31, 2012, the estimated cost of the Investment Funds as of December 31, 2012 for federal tax purposes is $366,589. There is no resulting estimated net unrealized appreciation/depreciation for tax purposes on the Investment Funds as of December 31, 2012.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Fund, L.P.

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, President (Principal Executive Officer)

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, President (Principal Executive Officer)

Date: March 1, 2013

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, Principal Financial Officer

Date: March 1, 2013